Bank Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of bank loans
	September 30, 2022	December 31, 2021
Mortgage loan	$4,809,065	$5,493,475
Line of revolving loan	5,265,610	4,913,557
100% Guarantee bank loan	670,377	-

Total bank loans	$10,745,052	$10,407,032

Reclassifying as:
Current portion	$5,362,061	$5,584,788
Long-term portion (more than 12 months)	5,382,991	4,822,244

Total bank loans	$10,745,052	$10,407,032

	December 31, 2021	December 31, 2020

Mortgage loan	$5,493,475	$5,064,142
Line of revolving loan	4,913,557	6,322,417
Short-term bank loans	-	-

Total bank loans	10,407,032	11,386,559

Reclassifying as:
Current portion	$5,584,788	$6,446,139
Long-term portion (more than 12 months)	4,822,244	4,940,420

Total bank loans	$10,407,032	$11,386,559